Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests - Summary of Equity and Redeemable Noncontrolling Interest Activity (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of equity and redeemable noncontrolling interest activity
Beginning Balance	$ 629,231	$ 601,203	$ 601,203
Net income (loss)	19,873	24,146
Repurchase of common stock	(11,098)
Other comprehensive loss	(7,800)
Stock-based compensation			4,097	3,198
Purchase of noncontrolling interest	(1,911)
Ending Balance	630,189		629,231	601,203
Cooper-Standard Holdings [Member]
Summary of equity and redeemable noncontrolling interest activity
Beginning Balance	628,326
Net income (loss)	20,701
Preferred stock dividends	(1,677)
Repurchase of common stock	(11,098)
Other comprehensive loss	(7,800)
Stock-based compensation	2,970
Accretion of redeemable noncontrolling interests	(219)
Purchase of noncontrolling interest	(885)
Ending Balance	630,318
Noncontrolling Interests [Member]
Summary of equity and redeemable noncontrolling interest activity
Beginning Balance	905
Net income (loss)	(8)
Purchase of noncontrolling interest	(1,026)
Ending Balance	(129)
Redeemable Noncontrolling Interest [Member]
Summary of equity and redeemable noncontrolling interest activity
Beginning Balance	14,194
Net income (loss)	(820)
Other comprehensive loss	(130)
Accretion of redeemable noncontrolling interests	219
Ending Balance	13,463
Equity [Member]
Summary of equity and redeemable noncontrolling interest activity
Beginning Balance	629,231
Net income (loss)	20,693
Preferred stock dividends	(1,677)
Repurchase of common stock	(11,098)
Other comprehensive loss	(7,800)
Stock-based compensation	2,970
Accretion of redeemable noncontrolling interests	(219)
Purchase of noncontrolling interest	(1,911)
Ending Balance	$ 630,189